Cash Flow Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Cash Flow Information [Line Items]
Other non-cash effects, supplier finance arrangements	$ 0
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment [member]
Cash Flow Information [Line Items]
Financial liabilities	$ 1,056,486	$ 32,220	$ 1,284,202